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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ________

   This Amendment (Check only one):   [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RIT Capital Partners plc
Address:  27 St. James's Place
          London SW1A 1NR
          England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graeme Womack
Title:   Compliance Manager
Phone:   (44) 20 7514 1956

Signature, Place, and Date of Signing:

    /S/ Graeme Womack          London, England           August 02, 2012
 --------------------------
      Graeme Womack

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:      1

 Form 13F Information Table Entry Total: 31

 Form 13F Information Table Value Total: $16,993
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.  Form 13F File Number  Name
       01        28-12644         J. Rothschild Capital Management Limited

                  FORM 13F INFORMATION TABLE - 30th June 2012

      COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------- -------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                         VOTING AUTHORITY
                       TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
   NAME OF ISSUER       CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
3M CO                     COM   88579Y101    188    2,100  SH           SOLE             2,100
CELANESE CORP             COM   150870103    145    4,200  SH           SOLE             4,200
CITIGROUP INC             COM
                          NEW   172967424    164    6,000  SH           SOLE             6,000
CLOROX COMPANY            COM   189054109    543    7,500  SH           SOLE             7,500
GLOBAL PAYMENTS INC       COM   37940X102    501   11,600  SH           SOLE            11,600
GOOGLE A                 CL A   38259P508  1,044    1,800  SH           SOLE             1,800
INTL BUSINESS MACHS       COM   459200101    264    1,350  SH           SOLE             1,350
JOHNSON & JOHNSON         COM   478160104    338    5,000  SH           SOLE             5,000
JPMORGAN CHASE & CO       COM   46625H100    182    5,100  SH           SOLE             5,100
LABORATORY CORP           COM
                          NEW   50540R409    472    5,100  SH           SOLE             5,100
MCDONALD'S CORP           COM   580135101    505    5,700  SH           SOLE             5,100
MCKESSON CORP             COM   58155Q103    291    3,100  SH           SOLE             3,100
METTLER-TOLEDO            COM   592688105    172    1,100  SH           SOLE             1,100
OCCIDENTAL PETROLEUM      COM   674599105    343    4,000  SH           SOLE             4,000
PRAXAIR INC               COM   74005P104    261    2,400  SH           SOLE             2,400
PROCTER & GAMBLE CO       COM   742718109    919   15,000  SH           SOLE            15,000
SPX CORP                  PUT   784635954  4,340     2220      PUT      SOLE              2220
WATERS CORP               COM   941848103    151    1,900  SH           SOLE             1,900
3M CO                     COM   88579Y101    403    4,500  SH        DEFINED      01     4,500
AGNICO EAGLE MINES        COM   008474108    288    7,000  SH        DEFINED      01     7,000
APPLE                     COM   037833100    467      800  SH        DEFINED      01       800
CENTRAL FD CANADA LTD     COM   153501101    804   40,000  SH        DEFINED      01    40,000
E M C CORP MASS           COM   268648102    513   20,000  SH        DEFINED      01    20,000
GOOGLE A                 CL A   38259P508    696    1,200  SH        DEFINED      01     1,200
IMPERVA INC               COM   45321L100    288   10,000  SH        DEFINED      01    10,000

                  FORM 13F INFORMATION TABLE - 30th June 2012

       COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------- -------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                            VOTING AUTHORITY
                          TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
     NAME OF ISSUER        CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
JOHNSON & JOHNSON           COM    478160104   405     6,000  SH        DEFINED      01     6,000
MICROSOFT CORP              COM    594918104   459    15,000  SH        DEFINED      01    15,000
NASDAQ STK MKT INC          COM    631103108   453    20,000  SH        DEFINED      01    20,000
NEWMONT MINING              COM    651639106   630    13,000  SH        DEFINED      01    13,000
THERMO FISHER SCIENTIFIC
  INC                       COM    883556102   415     8,000  SH        DEFINED      01     8,000
VERISIGN INC                COM    92343E102   349     8,000  SH        DEFINED      01     8,000